FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Financial liabilities	$ 356,376	$ 255,602
Financial assets	74,980	80,257
United States dollars [Member]
Statement1 [Line Items]
Financial liabilities	(576)	(657)
Financial assets	2,176	1,893
South African rands [Member]
Statement1 [Line Items]
Financial liabilities	(6,171)	(26,880)
Financial assets	$ 5,767	$ 6,903